LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Leases and 5G licenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Weighted annual interest rate on lease contracts	13.45%
Average maturity on lease contracts	5 years 7 months 2 days
Current	R$ 6,019,945	R$ 6,906,892
Noncurrent	R$ 13,281,851	10,027,086
Reimbursement period	20 years
Leases
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Nominal value payable	R$ 15,760,333	13,997,417
Unrealized financial expenses	(3,727,730)	(2,767,318)
Present value payable	12,032,603	11,230,099
Current	3,503,167	2,907,481
Noncurrent	8,529,436	8,322,618
Telefonica Global Technology
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Present value payable	R$ (55,960)	R$ (70,845)